Capital Management - ING Capital Position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 49,851	[1]	€ 49,144	[1]		€ 48,136	€ 47,863	€ 45,610
- Interim profit not included in CET1 capital	1,712
Additional Tier 1 securities	2,833		2,691		€ 0		€ 0
Supplementary capital Tier 2 bonds	8,079		8,995
Risk weighted assets	5,378		3,604
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
- Interim profit not included in CET1 capital	174
Additional Tier 1 securities	3,123		3,271
Supplementary capital Tier 2 bonds	8,079		8,995
fully-loaded [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	50,932		50,406
- Interim profit not included in CET1 capital	(1,712)		(1,670)
- Other adjustments	(3,776)		(3,186)
Regulatory adjustments	(5,489)		(4,856)
Available common equity Tier 1 capital	45,443		45,550
Additional Tier 1 securities	5,339		5,137
Regulatory adjustments additional Tier 1	48		42
Available Tier 1 capital	50,831		50,729
Supplementary capital Tier 2 bonds	8,248		11,086
Regulatory adjustments Tier 2	(1,136)		(2,517)
Available Total capital	57,943		59,298
Risk weighted assets	€ 314,149		€ 309,887
Common equity Tier 1 ratio	14.47%		14.70%
Tier 1 ratio	16.18%		16.37%
Total capital ratio	18.44%		19.14%
fully-loaded [member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 44,173		€ 43,662
- Interim profit not included in CET1 capital	(174)		(44)
- Other adjustments	(3,621)		(3,043)
Regulatory adjustments	(3,794)		(3,087)
Available common equity Tier 1 capital	40,379		40,576
Additional Tier 1 securities	5,179		4,989
Regulatory adjustments additional Tier 1	62		53
Available Tier 1 capital	45,619		45,618
Supplementary capital Tier 2 bonds	8,248		11,086
Regulatory adjustments Tier 2	66		47
Available Total capital	53,933		56,751
Risk weighted assets	€ 313,572		€ 309,287
Common equity Tier 1 ratio	12.88%		13.12%
Tier 1 ratio	14.55%		14.75%
Total capital ratio	17.20%		18.35%
Phased-in [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 50,932		€ 50,406
- Interim profit not included in CET1 capital	(1,712)		(1,670)
- Other adjustments	(3,726)		(3,154)
Regulatory adjustments	(5,439)		(4,825)
Available common equity Tier 1 capital	45,493		45,581
Additional Tier 1 securities	5,339		5,137
Regulatory adjustments additional Tier 1	46		(393)
Available Tier 1 capital	50,878		50,326
Supplementary capital Tier 2 bonds	8,248		11,086
Regulatory adjustments Tier 2	(1,325)		(4,001)
Available Total capital	57,801		57,410
Risk weighted assets	€ 314,149		€ 309,887
Common equity Tier 1 ratio	14.48%		14.71%
Tier 1 ratio	16.20%		16.24%
Total capital ratio	18.40%		18.53%
Phased-in [member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Shareholders' equity	€ 44,173		€ 43,662
- Interim profit not included in CET1 capital	(174)		(44)
- Other adjustments	(3,568)		(3,017)
Regulatory adjustments	(3,742)		(3,061)
Available common equity Tier 1 capital	40,431		40,602
Additional Tier 1 securities	5,179		4,989
Regulatory adjustments additional Tier 1	62		(374)
Available Tier 1 capital	45,671		45,217
Supplementary capital Tier 2 bonds	8,248		11,086
Regulatory adjustments Tier 2	69		(44)
Available Total capital	53,988		56,259
Risk weighted assets	€ 313,572		€ 309,287
Common equity Tier 1 ratio	12.89%		13.13%
Tier 1 ratio	14.56%		14.62%
Total capital ratio	17.22%		18.19%

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.